JPMorgan Small Cap Equity Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.4%
Aerospace & Defense — 1.0%
Loar Holdings, Inc. *	163	12,160
Woodward, Inc.	202	34,560
		46,720
Automobile Components — 0.2%
LCI Industries	80	9,683
Banks — 8.2%
BankUnited, Inc.	1,251	45,601
Commerce Bancshares, Inc.	658	39,065
Cullen/Frost Bankers, Inc.	417	46,642
First Financial Bancorp	1,919	48,411
First Hawaiian, Inc.	2,107	48,782
First Interstate BancSystem, Inc., Class A	1,627	49,919
ServisFirst Bancshares, Inc.	485	39,025
Wintrust Financial Corp.	508	55,125
		372,570
Beverages — 1.1%
Primo Water Corp.	1,934	48,838
Broadline Retail — 0.5%
Savers Value Village, Inc. * (a)	2,038	21,436
Building Products — 5.3%
AAON, Inc.	222	23,915
AZEK Co., Inc. (The) *	1,109	51,883
Hayward Holdings, Inc. *	4,226	64,826
Janus International Group, Inc. *	4,088	41,335
Simpson Manufacturing Co., Inc.	318	60,916
		242,875
Capital Markets — 4.9%
Evercore, Inc., Class A	244	61,793
MarketAxess Holdings, Inc.	181	46,304
Moelis & Co., Class A	448	30,675
Morningstar, Inc.	99	31,721
StepStone Group, Inc., Class A	946	53,753
		224,246
Chemicals — 4.6%
Axalta Coating Systems Ltd. *	1,510	54,640
Balchem Corp.	214	37,729
Element Solutions, Inc.	862	23,419
Perimeter Solutions SA *	2,713	36,489
Quaker Chemical Corp.	336	56,581
		208,858
Commercial Services & Supplies — 4.8%
Casella Waste Systems, Inc., Class A *	592	58,874
Driven Brands Holdings, Inc. *	2,257	32,214
MSA Safety, Inc.	370	65,637

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
RB Global, Inc. (Canada)	279	22,442
UniFirst Corp.	201	39,942
		219,109
Construction & Engineering — 1.9%
WillScot Holdings Corp. *	2,285	85,909
Construction Materials — 1.3%
Eagle Materials, Inc.	203	58,392
Consumer Staples Distribution & Retail — 3.8%
BJ's Wholesale Club Holdings, Inc. *	547	45,101
Casey's General Stores, Inc.	127	47,663
Performance Food Group Co. *	1,011	79,237
		172,001
Containers & Packaging — 1.0%
AptarGroup, Inc.	295	47,201
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. *	400	56,036
Electric Utilities — 1.4%
Portland General Electric Co.	1,301	62,316
Electrical Equipment — 0.4%
Shoals Technologies Group, Inc., Class A *	3,660	20,534
Electronic Equipment, Instruments & Components — 4.0%
Badger Meter, Inc.	207	45,229
Cognex Corp.	761	30,838
Fabrinet (Thailand) *	146	34,413
nLight, Inc. *	552	5,898
Novanta, Inc. *	362	64,780
		181,158
Energy Equipment & Services — 1.0%
Cactus, Inc., Class A	766	45,723
Financial Services — 1.4%
WEX, Inc. *	306	64,243
Food Products — 1.9%
Freshpet, Inc. *	307	42,047
Utz Brands, Inc.	2,457	43,479
		85,526
Ground Transportation — 1.7%
Knight-Swift Transportation Holdings, Inc.	494	26,663
Landstar System, Inc.	273	51,589
		78,252
Health Care Equipment & Supplies — 3.5%
Envista Holdings Corp. *	2,323	45,910
ICU Medical, Inc. *	318	57,882

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Neogen Corp. *	1,538	25,857
QuidelOrtho Corp. *	650	29,611
		159,260
Health Care Providers & Services — 4.5%
Chemed Corp.	90	54,511
Concentra Group Holdings Parent, Inc. *	1,087	24,304
Encompass Health Corp.	789	76,228
HealthEquity, Inc. *	584	47,796
		202,839
Health Care Technology — 0.5%
Certara, Inc. *	2,151	25,185
Hotel & Resort REITs — 1.3%
Ryman Hospitality Properties, Inc.	542	58,088
Hotels, Restaurants & Leisure — 3.9%
Monarch Casino & Resort, Inc.	514	40,707
Planet Fitness, Inc., Class A *	625	50,790
Vail Resorts, Inc.	230	40,032
Wendy's Co. (The)	2,580	45,204
		176,733
Industrial REITs — 1.1%
EastGroup Properties, Inc.	273	51,017
Insurance — 2.8%
Baldwin Insurance Group, Inc. (The), Class A *	706	35,147
Kinsale Capital Group, Inc.	90	41,956
RLI Corp.	322	49,955
		127,058
Leisure Products — 2.0%
Acushnet Holdings Corp. (a)	601	38,281
Brunswick Corp.	629	52,737
		91,018
Life Sciences Tools & Services — 0.4%
Azenta, Inc. *	379	18,355
Machinery — 4.6%
Douglas Dynamics, Inc.	565	15,575
Hillman Solutions Corp. *	4,718	49,820
Lincoln Electric Holdings, Inc.	193	37,056
RBC Bearings, Inc. *	214	64,193
Toro Co. (The)	497	43,081
		209,725
Oil, Gas & Consumable Fuels — 2.3%
DT Midstream, Inc.	625	49,159
SM Energy Co.	1,424	56,929
		106,088

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 3.3%
First Advantage Corp. *	2,674	53,069
Paylocity Holding Corp. *	287	47,420
Verra Mobility Corp. *	1,779	49,464
		149,953
Real Estate Management & Development — 1.7%
Cushman & Wakefield plc *	5,552	75,678
Retail REITs — 1.1%
NNN REIT, Inc.	1,024	49,675
Semiconductors & Semiconductor Equipment — 3.5%
Allegro MicroSystems, Inc. (Japan) *	1,686	39,291
MACOM Technology Solutions Holdings, Inc. *	579	64,418
Power Integrations, Inc.	898	57,544
		161,253
Software — 4.1%
Clearwater Analytics Holdings, Inc., Class A *	1,606	40,536
Guidewire Software, Inc. *	191	35,013
nCino, Inc. *	1,016	32,097
Qualys, Inc. *	264	33,954
SPS Commerce, Inc. *	78	15,073
Workiva, Inc. *	365	28,871
		185,544
Specialized REITs — 1.1%
CubeSmart	894	48,145
Specialty Retail — 0.6%
Five Below, Inc. *	287	25,348
Trading Companies & Distributors — 2.5%
Applied Industrial Technologies, Inc.	246	54,841
Core & Main, Inc., Class A *	1,357	60,270
		115,111
Total Common Stocks (Cost $2,811,143)		4,387,699
Short-Term Investments — 4.0%
Investment Companies — 3.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c) (Cost $166,988)	166,923	167,024

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $15,412)	15,412	15,412
Total Short-Term Investments (Cost $182,400)		182,436
Total Investments — 100.4% (Cost $2,993,543)		4,570,135
Liabilities in Excess of Other Assets — (0.4)%		(16,557)
NET ASSETS — 100.0%		4,553,578

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $14,754.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,570,135	$—	$—	$4,570,135

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$105,873	$507,897	$446,784	$5	$33	$167,024	166,923	$1,955	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	98,969	106,247	189,811	(9)	16	15,412	15,412	819	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	12,494	50,141	62,635	—	—	—	—	107	—
Total	$217,336	$664,285	$699,230	$(4)	$49	$182,436		$2,881	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.